COMMITMENTS AND CONTINGENT LIABILITIES (Legal Claims Contingencies) (Details) (Bental Industries Ltd. [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Legal claims contingencies
Damages being sought in litigation matter	$ 1,620	6,151